Schedule of controlled subsidiaries (Details)	6 Months Ended
Aug. 31, 2026
Notes and other explanatory information [abstract]
Name of subsidiary	1606684 B.C. Ltd.
Country of incorporation of subsidiary	Canada
Proportion of ownership interest in subsidiary	100.00% [1]

[1]	1606684 B.C. Ltd. was incorporated on September 2, 2026, subsequent to the period end.